Investments in Associates and Joint Ventures - Financial Disclosures of Principal Associates (Details) - CAD ($) $ in Millions	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 10, 2017	Apr. 04, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed balance sheet
Cash and cash equivalents			$ 89	$ 62	$ 60
Current portion of financial assets			9	3
Long-term financial assets			22	10
Current liabilities (other than current financial liabilities)			82	4
Current financial liabilities			101	27
Other liabilities			178	178
Condensed statements of earnings
Sales			4,321	4,001
Depreciation and amortization			215	192
Financing expense			92	88
Provision for (recovery of) income taxes			(81)	45
Net earnings			522	137
Other comprehensive income (loss)
Other comprehensive loss			(11)	(2)
Comprehensive income including non-controlling interests for the year			$ 511	135
Boralex Inc.
Condensed balance sheet
Cash and cash equivalents				100
Current assets (other than cash and cash equivalents and current financial assets)				288
Current portion of financial assets				1
Other assets				2,311
Long-term financial assets				2
Current liabilities (other than current financial liabilities)				131
Current financial liabilities				321
Other liabilities				131
Long-term financial liabilities				1,605
Condensed statements of earnings
Sales	$ 96			299
Depreciation and amortization	31			116
Financing expense	19			76
Provision for (recovery of) income taxes	6			(9)
Net earnings	13			2
Other comprehensive income (loss)
Translation adjustment	1			(12)
Cash flow hedges	(1)			0
Other comprehensive loss	0			(12)
Comprehensive income including non-controlling interests for the year	13			(10)
Condensed cash flow
Dividends received from associates	$ 2			7
Greenpac Holding LLC
Condensed balance sheet
Cash and cash equivalents				28
Current assets (other than cash and cash equivalents and current financial assets)				103
Current portion of financial assets				1
Other assets				513
Long-term financial assets				11
Current liabilities (other than current financial liabilities)				41
Current financial liabilities				19
Other liabilities				0
Long-term financial liabilities				251
Condensed statements of earnings
Sales		$ 99		340
Depreciation and amortization		7		28
Financing expense		3		27
Provision for (recovery of) income taxes		0		0
Net earnings		9		22
Other comprehensive income (loss)
Translation adjustment		0		0
Cash flow hedges		1		4
Other comprehensive loss		1		4
Comprehensive income including non-controlling interests for the year		10		26
Condensed cash flow
Dividends received from associates		$ 0		$ 0